Revenue - Summary of Revenue From Transfer of Goods And Services (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 8,417,763	$ 5,227,347	$ 4,253,435
At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,517,271	1,405,086	2,113,416
Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,900,492	3,822,261	2,140,019
Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,517,271	1,405,086	2,113,416
Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,900,492	3,822,261	2,140,019
Battery Technology
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	8,417,763	5,227,347	4,253,435
Battery Technology | At a point in time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,517,271	1,405,086	2,113,416
Battery Technology | Over time
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	4,900,492	3,822,261	2,140,019
Battery Technology | Hardware sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	3,517,271	1,405,086	2,113,416
Battery Technology | Consulting sales
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue from contracts with customers	$ 4,900,492	$ 3,822,261	$ 2,140,019